REVENUE AND DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2020
REVENUE AND DEFERRED REVENUES
Schedule of disaggregated revenue by segment:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Xiaomi Wearable Products	2,439,534	4,193,665	4,438,081
Self-branded products and other	1,205,801	1,618,590	1,995,282
Total	3,645,335	5,812,255	6,433,363

Schedule of deferred revenue and refund liability:

	As of December 31,
	2019	2020
	RMB	RMB
Accounts Receivables	188,940	298,038
Amounts due from related parties	1,421,170	860,213
Deferred revenue	59,585	51,780
Refund liability (sales return)	582	366